IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of commitments [line items]
Credit related commitments	$ 431,719	$ 421,510
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	348,801
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	47,399
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19,571
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	15,307
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	179
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	462
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	41,494	50,694
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,891
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	35,774
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,338
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	29
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	462
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	17,965	28,841
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,366
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,518
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,962
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	63
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	56
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	29,467	13,542
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,022
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	6,107
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,408
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,905
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	25
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,788	10,256
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,849
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,556
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	379
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	13,190	8,415
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,716
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,783
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	684
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	22,060	22,105
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	21,068
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	513
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	477
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	67,183	68,049
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	65,611
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	878
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	638
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	56
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,141	2,735
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,847
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	133
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	161
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	228,431	$ 216,873
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 228,431